As filed with the Securities and Exchange Commission on November 5, 2026
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	906	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	908	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (626) 914-7363

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Christopher M. Cahlamer, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on December 7, 2026 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 901 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 24, 2026 and pursuant to Rule 485(a)(1) would have become effective on November 7, 2026.

This Post-Effective Amendment No. 906 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 7, 2026 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 906 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Performance Trust Municipal Bond ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 906 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 906 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on November 5, 2026.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ Jennifer A. Lima
Jennifer A. Lima
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 906 to its Registration Statement has been signed below on November 5, 2026 by the following persons in the capacities indicated.

Signature	Title
/s/ Jennifer A. Lima Jennifer A. Lima	President and Principal Executive Officer
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Vincent P. Lyles* Vincent P. Lyles	Independent Trustee
Erik K. Olstein* Erik K. Olstein	Chairperson and Independent Trustee
Lisa Zúñiga Ramírez* Lisa Zúñiga Ramírez	Independent Trustee
Gregory M. Wesley* Gregory M. Wesley	Independent Trustee
Kelly A. Strauss* Kelly Strauss	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ Jennifer A. Lima
Jennifer A. Lima
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 892 to its Registration Statement on Form N-1A with the SEC on January 27, 2026 and is incorporated by reference.